Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Trading Symbol	NOAH
Entity Registrant Name	NOAH HOLDINGS LTD
Entity Central Index Key	0001499543
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding	27,962,586

Consolidated Balance Sheets (USD $)	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 136,859,336	$ 133,269,694
Restricted cash	79,442	75,758
Short-term investments	20,714,145	2,272,727
Accounts receivable, net of allowance for doubtful accounts of nil at December 31, 2010 and 2011, respectively	6,233,227	1,098,327
Amounts due from related parties	1,734,405	1,017,434
Deferred tax assets	2,898,399	1,262,092
Other current assets	2,192,988	2,178,369
Total current assets	170,711,942	141,174,401
Long-term investments	1,892,308	4,445,455
Investment in affiliates	2,434,689	859,982
Property and equipment, net	4,436,936	1,406,247
Other non-current assets	928,496	480,564
Non-current deferred tax assets	537,988	319,197
Total Assets	180,942,359	148,685,846
Current liabilities:
Accrued payroll and welfare expenses (including accrued payroll and welfare expense of the consolidated VIEs without recourse to Noah Holdings Limited of 418,441 and 171,725 as of December 31, 2010 and 2011, respectively)	9,477,432	4,621,787
Income tax payable (including income tax payable of the consolidated VIEs without recourse to Noah Holdings Limited of 593,696 and nil as of December 31, 2010 and 2011, respectively)	1,932,895	6,277,598
Uncertain tax position liabilities (including uncertain tax position liabilities of the consolidated VIEs without recourse to Noah Holdings Limited of nil and 322,378 as of December 31, 2010 and 2011, respectively)	322,378
Other current liabilities (including other current liabilities of the consolidated VIEs without recourse to Noah Holdings Limited of 4,992,527 and 121,485 as of December 31, 2010 and 2011, respectively)	5,062,950	3,832,241
Total current liabilities	16,795,655	14,731,626
Non-current uncertain tax position liabilities (including uncertain tax position liabilities of the consolidated VIEs without recourse to Noah Holdings Limited of 1,364,122 and 1,004,714 as of December 31, 2010 and 2011, respectively)	1,272,219	1,364,122
Other non-current liabilities	1,854,762	961,277
Total Liabilities	19,922,636	17,057,025
Equity:
Ordinary shares ($0.0005 par value): 94,100,000 shares authorized, 27,830,000 and 27,962,586 shares issued and outstanding as of December 31, 2010 and 2011, respectively	13,981	13,915
Additional paid-in capital	118,905,004	116,067,666
Retained earnings	38,387,488	14,417,538
Accumulated other comprehensive income	3,713,250	1,129,702
Total Equity	161,019,723	131,628,821
Total Liabilities and Equity	$ 180,942,359	$ 148,685,846

Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Accounts receivable, allowance for doubtful accounts
Accrued payroll and welfare expenses	9,477,432	4,621,787
Income tax payable	1,932,895	6,277,598
Uncertain tax position liabilities	322,378
Other current liabilities	5,062,950	3,832,241
Non-current uncertain tax position liabilities	1,272,219	1,364,122
Ordinary shares, par value	$ 0.0005	$ 0.0005
Ordinary shares, shares authorized	94,100,000	94,100,000
Ordinary shares, shares issued	27,962,586	27,830,000
Ordinary shares, shares outstanding	27,962,586	27,830,000
Variable Interest Entity, Primary Beneficiary
Accrued payroll and welfare expenses	171,725	418,441
Income tax payable		593,696
Uncertain tax position liabilities	322,378
Other current liabilities	121,485	4,992,527
Non-current uncertain tax position liabilities	$ 1,004,714	$ 1,364,122

Consolidated Statements of Operations (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues:
Third-party revenues	$ 63,636,367	$ 30,996,179	$ 14,257,047
Related party revenues	12,724,077	9,068,669	1,145,535
Total revenues	76,360,444	40,064,848	15,402,582
Less: business taxes and related surcharges	(4,197,118)	(2,201,289)	(838,350)
Net revenues	72,163,326	37,863,559	14,564,232
Operating cost and expenses:
Cost of revenues	(14,805,431)	(6,570,752)	(2,508,861)
Selling expenses	(19,262,014)	(8,488,457)	(3,168,051)
General and administrative expenses	(13,556,787)	(7,292,577)	(4,435,557)
Other operating income	562,333	172,737	230,547
Total operating cost and expenses	(47,061,899)	(22,179,049)	(9,881,922)
Income from operations	25,101,427	15,684,510	4,682,310
Other income (expense):
Interest income	1,953,619	179,069	57,622
Other (expense) income	128,425	(23,855)	(15,088)
Investment income	1,368,358	281,076	358,824
Foreign exchange gain	3,218,876	(129,205)
(Loss) gain on change in fair value of derivative liabilities		354,000	(796,500)
Total other (expense) income	6,669,278	661,085	(395,142)
Income before taxes and loss from equity in affiliates	31,770,705	16,345,595	4,287,168
Income tax expense	(7,779,408)	(4,790,089)	(638,755)
Loss from equity in affiliates, net of taxes	(21,347)	(25,137)
Net income attributable to Noah shareholders	23,969,950	11,530,369	3,648,413
Deemed dividend on Series A convertible redeemable preferred shares		(108,348)	(208,088)
Net income attributable to ordinary shareholders	$ 23,969,950	$ 11,422,021	$ 3,440,325
Net income per share:
Basic	$ 0.86	$ 0.53	$ 0.2
Diluted	$ 0.84	$ 0.46	$ 0.13
Weighted average number of shares used in computation:
Basic	27,894,953	16,665,918	11,121,164
Diluted	28,521,272	19,030,112	16,835,379

Consolidated Statements of Changes in Equity and Comprehensive Income (USD $)	Total	Ordinary Shares	Additional Paid-in Capital	Subscription Receivables	(Accumulated Deficit) Retained earning	Accumulated other comprehensive income	Total comprehensive Income
Beginning Balance at Dec. 31, 2008	$ 1,108,248	$ 4,838	$ 1,170,607	$ (4,838)	$ (444,808)	$ 382,449
Beginning Balance (in shares) at Dec. 31, 2008		9,675,000
Net income	3,648,413				3,648,413		3,648,413
Deemed dividend on Series A convertible redeemable preferred shares	(208,088)				(208,088)
Share-based compensation	916,612		916,612
Vesting of restricted shares (in shares)		2,700,000
Vesting of restricted shares		1,350		(1,350)
Foreign currency translation adjustments	9,282					9,282	9,282
Comprehensive Income							3,657,695
Ending Balance at Dec. 31, 2009	5,474,467	6,188	2,087,219	(6,188)	2,995,517	391,731
Ending Balance (in shares) at Dec. 31, 2009		12,375,000
Net income	11,530,369				11,530,369		11,530,369
Deemed dividend on Series A convertible redeemable preferred shares	(108,348)				(108,348)
Share-based compensation	2,220,167		2,220,167
Vesting of restricted shares (in shares)		4,725,000
Vesting of restricted shares		2,362		(2,362)
Modification of Series A convertible redeemable preferred shares	2,153,500		2,153,500
Waiver of subscription receivables			(8,550)	8,550
Issuance of ordinary shares upon conversion of Series A convertible redeemable preferred shares (in shares)		5,900,000
Issuance of ordinary shares upon conversion of Series A convertible redeemable preferred shares	4,478,190	2,950	4,475,240
Issuance of ordinary shares, net of issuance cost of $10,777,495 (in shares)		4,830,000
Issuance of ordinary shares, net of issuance cost of $10,777,495	105,142,505	2,415	105,140,090
Foreign currency translation adjustments	737,971					737,971	737,971
Comprehensive Income							12,268,340
Ending Balance at Dec. 31, 2010	131,628,821	13,915	116,067,666		14,417,538	1,129,702
Ending Balance (in shares) at Dec. 31, 2010		27,830,000
Net income	23,969,950				23,969,950		23,969,950
Share-based compensation	2,156,710		2,156,710
Vesting of restricted shares (in shares)		65,625
Vesting of restricted shares	366,188	33	366,155
Refund of issuance costs from the initial public offering	31,022		31,022
Issuance of ordinary shares upon exercise of options (in shares)		66,961
Issuance of ordinary shares upon exercise of options	283,484	33	283,451
Foreign currency translation adjustments	2,583,548					2,583,548	2,583,548
Comprehensive Income							26,553,498
Ending Balance at Dec. 31, 2011	$ 161,019,723	$ 13,981	$ 118,905,004		$ 38,387,488	$ 3,713,250
Ending Balance (in shares) at Dec. 31, 2011		27,962,586

Consolidated Statements of Changes in Equity and Comprehensive Income (Parenthetical) (USD $)	12 Months Ended
Dec. 31, 2010
Issuance of ordinary shares, issuance cost	$ 10,777,495

Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net income attributable to Noah shareholders	$ 23,969,950	$ 11,530,369	$ 3,648,413
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	1,001,862	390,327	306,097
Share-based compensation	2,156,710	2,220,167	916,612
Loss from equity in affiliates	21,347	25,137
Gain on change in fair value of trading securities		(55,875)	(238,058)
Loss (gain) on change in fair value of derivative liabilities		(354,000)	796,500
Others			1,333
Changes in operating assets and liabilities:
Accounts receivable	(5,081,484)	(1,037,266)	(28,714)
Amounts due from related parties	(667,489)	(1,017,434)
Other current assets	42,358	(1,692,942)	(102,828)
Other non-current assets	(213,094)	(97,756)	(159,824)
Accrued payroll and welfare expenses	4,627,239	2,958,207	1,067,630
Income taxes payable	(4,631,970)	6,157,203	58,441
Other current liabilities	652,625	2,689,400	523,934
Other non-current liabilities	896,987	957,775
Uncertain tax position liabilities	168,926	98,577	173,288
Deferred tax assets and liabilities	(1,657,344)	(1,486,148)	7,898
Net cash provided by operating activities	21,286,622	21,431,109	7,120,355
Cash flows from investing activities:
Purchases of property and equipment	(3,583,215)	(1,159,247)	(197,599)
Internally developed intangible assets	(119,266)	(88,535)
Proceeds from sale of held-to-maturity securities	4,847,604	2,616,464
Purchase of held-to-maturity securities	(20,409,140)	(6,557,305)	(2,545,327)
Increase in restricted cash		(75,758)
Investment in affiliates	(1,554,229)	(885,119)
Net cash used in investing activities	(20,818,246)	(6,149,500)	(2,742,926)
Cash flows from financing activities:
Gross proceeds from issuance of ordinary shares in the initial public offering		115,920,000
(Issuance costs) refunds of the initial public offering	31,022	(10,777,495)
Proceeds from issuance of ordinary shares upon exercise of stock options	649,673
Net cash provided by financing activities	680,695	105,142,505
Effect of exchange rate changes	2,440,571	729,809	6,918
Net increases in cash and cash equivalents	3,589,642	121,153,923	4,384,347
Cash and cash equivalents - beginning of the year	133,269,694	12,115,771	7,731,424
Cash and cash equivalents - end of the year	136,859,336	133,269,694	12,115,771
Supplemental disclosure of cash flow information:
Cash paid for income taxes	13,290,599	242,146	400,248
Supplemental disclosure of non-cash investing and financing activities:
Reclassification of derivative liabilities to additional paid-in capital upon modification of Series A convertible redeemable preferred shares		2,153,500
Issuance of ordinary shares upon conversion of Series A convertible redeemable preferred shares		4,478,190
Purchase of property and equipment in accounts payable	352,689	124,916
Purchases
Changes in operating assets and liabilities:
Trading securities		(15,875,634)	(35,048,103)
Proceeds
Changes in operating assets and liabilities:
Trading securities		$ 16,021,002	$ 35,197,736

Organization and Principal Activities	12 Months Ended
Dec. 31, 2011
Organization and Principal Activities

1. Organization and Principal Activities

Noah Holdings Limited (“Company”) was incorporated on June 29, 2007 in the Cayman Islands by six individuals (the “Founders”). The Company, through its subsidiaries and consolidated variable interest entity (“VIE”) (collectively, the “Group”), is a value-added independent wealth management consulting service provider focusing on the high net worth population in the People’s Republic of China (“PRC”). The Group began offering services in 2005 through Shanghai Noah Investment Management Co., Ltd. (“Noah Investment”).

The Company’s subsidiaries as of December 31, 2011 include the following:

	Date of Incorporation	Place of Incorporation	Percentage of Ownership
Shanghai Noah Rongyao Investment Consulting Co., Ltd	August 24, 2007	PRC	100%
Shanghai Noah Yuanzheng Investment Consulting Co., Ltd	April 18, 2008	PRC	100%
Tianjin Noah Wealth Management Consulting Co., Ltd	December 26, 2008	PRC	100%
Tianjin Gefei Asset Management Co., Ltd	March 18, 2010	PRC	100%
Noah Private Wealth Management (Hong Kong) Limited	January 3, 2011	Hong Kong	100%
Shanghai Rongyao Information Technology Co., Ltd	March 2, 2011	PRC	100%
Kunshan Noah Xingguan Investment Management Co., Ltd	August 12, 2011	PRC	100%
Noah Holdings (Hong Kong) Limited	September 1, 2011	Hong Kong	100%

Noah Investment’s subsidiaries as of December 31, 2011 include the following:

	Date of Incorporation	Place of Incorporation	Percentage of Ownership
Shanghai Noah Investment Consulting Co., Ltd. *	September 29, 2007	PRC	100%
Shanghai Noah Rongyao Insurance Broker Co., Ltd	September 24, 2008	PRC	100%

*	The company’s name was changed to Noah Upright (Shanghai) Fund Investment Consulting Co., Ltd. On February 27, 2012.

Summary of Principal Accounting Policies	12 Months Ended
Dec. 31, 2011
Summary of Principal Accounting Policies

2. Summary of Principal Accounting Policies

(a) Basis of Presentation

The consolidated financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

(b) Principles of Consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries and consolidated VIE. All inter-company transactions and balances have been eliminated upon consolidation.

A subsidiary is an entity in which the Company, directly or indirectly, controls more than one half of the voting power or has the power to: appoint or remove the majority of the members of the board of directors; cast a majority of votes at the meeting of the board of directors; or govern the financial and operating policies of the investee under a statute or agreement among the shareholders or equity holders.

US GAAP provides guidance on the identification and financial reporting for entities over which control is achieved through means other than voting interests, which requires certain VIEs to be consolidated by the primary beneficiary of the entity if the equity investors in the entity do not have the characteristics of a controlling financial interest or do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties. The Group evaluates each of its interests in private companies to determine whether or not the entity is a VIE and, if so, whether the Group is the primary beneficiary of such VIE. If deemed the primary beneficiary, the Group consolidated the VIE.

As foreign-invested companies engaged in insurance brokerage business are subject to stringent requirements compared with Chinese domestic enterprises under the current PRC laws and regulations, the Company’s PRC subsidiary, Shanghai Noah Rongyao Investment Consulting Co., Ltd. (“Noah Rongyao”), and its subsidiaries, as foreign-invested companies, do not meet all such requirements and therefore none of them is permitted to engage in the insurance brokerage business in China. Therefore, the Founders decided to conduct the insurance brokerage business in China through Noah Investment and its subsidiaries which are PRC domestic companies beneficially owned by the Founders.

Since the Company does not have any equity interests in Noah Investment, in order to exercise effective control over its operations, the Company, through its wholly owned subsidiary Noah Rongyao, entered into a series of contractual arrangements with Noah Investment and its shareholders, pursuant to which the Company is entitled to receive effectively all economic benefits generated from Noah Investment shareholders’ equity interests in it. These contractual arrangements include: (i) a Power of Attorney under which each shareholder of Noah Investment has executed a power of attorney to grant Noah Rongyao or its designee the power of attorney to act on his or her behalf on all matters pertaining to Noah Investment and to exercise all of his or her rights as a shareholder of the Company, (ii) an Exclusive Option Agreement under which the shareholders granted Noah Investment or its third-party designee an irrevocable and exclusive option to purchase their equity interests in Noah Investment when and to the extent permitted by PRC law, (iii) an Exclusive Support Service Agreement under which Noah Investment engages Noah Rongyao as its exclusive technical and operational consultant and under which Noah Rongyao agrees to assist in arranging the financial support necessary to conduct Noah Investment’s operational activities, (iv) a Share Pledge Agreement under which the shareholders pledged all of their equity interests in Noah Investment to Noah Rongyao as collateral to secure their obligations under the agreement, and (v) a Free-Interest Loan Agreement under which each shareholder of Noah Investment entered into a loan agreement with Noah Rongyao for their respective investment in the equity interests in Noah Investment. The total amount of interest-free loans extended to the Founders is RMB27 million (approximately $3.6 million) which has been injected into Noah Investment. The Founders of Noah Investment effectively acted as a conduit to fund the required capital contributions from the Company into Noah Rongyao, are non-substantive shareholders and received no consideration for entering into such transactions. Under the above agreements, the shareholders of Noah Investment irrevocably granted Noah Rongyao the power to exercise all voting rights to which they were entitled. In addition, Noah Rongyao has the option to acquire all of the equity interests in Noah Investment, to the extent permitted by the then-effective PRC laws and regulations, for nominal consideration. Finally, Noah Rongyao is entitled to receive service fees for certain services to be provided to Noah Investment.

The Exclusive Option Agreement and Power of Attorney Agreements provide the Company effective control over the VIEs, while the equity pledge agreements secure the equity owners’ obligations under the relevant agreements. Because the Company, through Noah Rongyao, has (i) the power to direct the activities of Noah Investment that most significantly affect the entity’s economic performance and (ii) the right to receive substantially all of the benefits from Noah Investment, the Company is deemed the primary beneficiary of Noah Investment. Accordingly, the Group has consolidated the financial statements of Noah Investment since its inception. The aforementioned contractual agreements are effectively agreements between a parent and a consolidated subsidiary, neither of which is accounted for in the consolidated financial statements (i.e. a call option on subsidiary shares under the Exclusive Option Agreement or a guarantee of subsidiary performance under the Share Pledge Agreement) or are ultimately eliminated upon consolidation (i.e. service fees under the Exclusive Support Service Agreement or loans payable/receivable under the Loan Agreement).

The Company believes that Noah Rongyao’s contractual arrangements with the VIE and its shareholders are in compliance with existing PRC laws and regulations and are legally enforceable. However, uncertainties exist regarding the interpretation and application of relevant PRC laws and regulations and the PRC legal system could limit the Company’s ability to enforce these contractual arrangements in the event that the consolidated VIE or its shareholders fail to meet their contractual obligations. In addition, if the shareholders of the VIE were to reduce their interest in the Company, their interests may diverge from that of the Company and that may potentially increase the risk that they would seek to act contrary to the contractual terms.

There are no consolidated VIE’s assets that are collateral for the VIE’s obligations and can only be used to settle the VIE’s obligations.

The following amounts of Noah Investment and its subsidiaries were included in the Group’s consolidated financial statements as of and for the years ended:

	As of December 31,
	2010	2011
	$	$
Cash and cash equivalents	15,122,894	2,666,520
Restricted cash	75,758	79,442
Short-term investments	2,272,727	—
Accounts receivable, net of allowance for doubtful accounts	124,037	104,793
Other current assets	2,178,613	9,900,401
Deferred tax assets	120,113	423,704
Property and equipment, net	269,035	846,202
Other non-current assets	124,666	77,911

Total assets	20,287,843	14,098,973

Accrued payroll and welfare expenses	418,441	171,725
Income tax payable	593,696	—
Current uncertain tax position liabilities	—	322,378
Other current liabilities	4,992,527	121,485
Non-current uncertain tax position liabilities	1,364,122	1,004,714

Total liabilities	7,368,786	1,620,302

	As of December 31,
	2009	2010	2011
	$	$	$
Net revenues	8,913,558	4,158,482	2,417,148
Operating cost and expenses	(4,093,840)	(2,532,972)	(4,011,731)
Other income	440,156	269,440	159,745
Net income (loss) attributable to Noah Shareholders	4,823,402	1,387,515	(1,038,704)
Cash flows from (used in) operating activities	4,429,511	5,829,563	(14,752,747)
Cash flows provided by (used in) investing activities	(1,607,739)	(836,028)	1,672,07
Cash flows from financing activities	—	—	—

(c) Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ materially from such estimates. Significant accounting estimates reflected in the Group’s consolidated financial statements include the allowance for accounts receivable, assumptions used to determine the liability for uncertain tax positions, assumptions related to the valuation of share-based compensation, including the estimated fair value of the Company and its ordinary shares and related forfeiture rates .

(d) Concentration of Credit Risk

Financial instruments that potentially subject the Group to significant concentrations of credit risk consist principally of cash and cash equivalents, accounts receivable and investments. All of the Group’s cash and cash equivalents and investments are held with financial institutions that Group management believes to be high credit quality. In addition, the Group’s investment policy limits its exposure to concentrations of credit risk.

Substantially all revenues were generated within China.

The following table summarizes third-party product providers or underlying corporate borrowers which accounted for 10% or more of total revenues.

	Revenues
	Years Ended December 31,
	2009	2010	2011
	$	$	$
A	1,749,521	*	*
B	*	6,485,735	*

*	Less than 10% in the stated periods.

(e) Investments in Affiliates

Affiliated companies are entities over which the Group has significant influence, but which it does not control. The Group generally considers an ownership interest of 20% or higher to represent significant influence. Investments in affiliates are accounted for by the equity method of accounting. Under this method, the Group’s share of the post-acquisition profits or losses of affiliated companies is recognized in the income statement and its shares of post-acquisition movements in other comprehensive income are recognized in other comprehensive income. Unrealized gains on transactions between the Group and its affiliated companies are eliminated to the extent of the Group’s interest in the affiliated companies; unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the asset transferred. When the Group’s share of losses in an affiliated company equals or exceeds its interest in the affiliated company, the Group does not recognize further losses, unless the Group has incurred obligations or made payments on behalf of the affiliated company. An impairment loss is recorded when there has been a loss in value of the investment that is other than temporary. The Group has not recorded any impairment losses in any of the periods reported.

The Group, through its wholly owned subsidiary Tianjin Gefei Asset Management Co., Ltd. invested in four private equity funds established in 2010 (Tianjin Gefeixin Equity Investment Partnership, Tianjin Gefeitaimei Equity Investment Partnership, Tianjin Geifeijiye Equity Investment Partnership, and Tianjin Gefeixinye Equity Investment Partnership) and three additional private equity funds newly established in 2011 (Tianjin Gefeijia’an Equity Investment Partnership, Tianjin Gefeijiahui Equity Investment Partnership and Tianjin Geifeijinyong Equity Investment Partnership), by holding 1% to 5% equity interests as a limited partner in those funds. The Group also serves as the general partner of those funds. These affiliates are subject to investment company accounting under AICPA Investment Company guidelines, and are accounting for their investments in investee companies at fair value. Accordingly, under the equity method of accounting, the Group records its proportionate share of the change in fair value of these affiliates in its consolidated results of operations. In May 2011, Tianjin Gefei Asset Management Co., Ltd injected RMB 4.0 million (approximately $0.6 million) into Kunshan Jingzhao Equity Investment Management Limited (“Kunshan Jingzhao”), a newly setup joint venture, for 40% of the equity interest in Kunshan Jingzhao. Kunshan Jingzhao principally engages in real estate fund management businesses.

The Group accounts for these investments using the equity method of accounting due to the fact that the Company has significant influence on these funds and Kunshan Jingzhao. The Group recorded investments in affiliates of $859,982 and $2,434,689 as of December 31, 2010 and 2011, respectively and losses from equity in affiliates of $25,137 and $ 21,347 for the years ended December 31, 2010 and 2011, respectively.

(f) Internal-use Software

        Certain direct development costs associated with internal use software are capitalized and mainly include payroll costs for employees devoting time to the software projects principally related to software coding, system interface design and installation and software testing. The capitalized costs are amortized using the straight-line method over an estimated life of two to four years, from the date when the asset is substantially ready for use. Costs related to preliminary project activities and post implementation activities are expensed as incurred.

(g) Fair Value of Financial Instruments

The Group records certain of its financial assets and liabilities at fair value on a recurring basis. Fair value reflects the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and considers assumptions that market participants would use when pricing the asset or liability.

The Group applies a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The hierarchy is as follows:

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability, such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical asset or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model- derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3 applies to asset or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The Group believes the fair value of its financial instruments, principally cash and cash equivalents, restricted cash, accounts receivable and short-term investments approximate their recorded values due to the short-term nature of the instruments or interest rates, which are comparable with current rates. The fair value of the Group’s long-term investments was $4,738,051 and $2,030,044 as of December 31, 2010 and 2011, respectively. The fair value was estimated using discounted cash flow technique based on market yield for investments with similar terms on the valuation dates.

(h) Cash and Cash Equivalents

Cash and cash equivalents consist of cash on hand and demand deposits, which are unrestricted as to withdrawal and use, and which have original maturities of three months or less when purchased.

(i) Restricted Cash

The Group’s restricted cash primarily represents cash deposits required by China Insurance Regulatory Commission for entities engaging in insurance agency or brokering activities in China. Such cash cannot be withdrawn without the written approval of China Insurance Regulatory Commission.

(j) Investments

The Group invests in marketable equity securities and trust fund securities. Marketable equity securities that are bought and held principally for the purpose of selling them in the near term, are classified as trading securities and are reported at fair value with changes in fair value recognized in earnings.

Trust fund securities have a stated maturity and pay a fixed return on the amount invested. Such investments are either not permitted to be redeemed early or are subject to penalty for redemption prior to maturity. The Group classifies these investments as held-to-maturity as it has both the positive intent and ability to hold them until maturity. Trust fund security investments are recorded at amortized cost and are classified as long-term until their contractual maturity date is less than one year, at which time they are classified as short-term.

The Group reviews its investments for other-than-temporary impairment based on the specific identification method and considers available quantitative and qualitative evidence in evaluating potential impairment. If the cost of an investment exceeds the investment’s fair value, the Group considers, among other factors, general market conditions, government economic plans, the duration and the extent to which the fair value of the investment is less than cost and the Group’s intent and ability to hold the investment to determine whether other-than-temporary impairment has occurred.

The Group recognizes other-than-temporary impairment in earnings if it has the intent to sell the debt security or if it is more-likely-than-not that it will be required to sell the debt security before recovery of its amortized cost basis. Additionally, the Group evaluates expected cash flows to be received and determines if credit-related losses on debt securities exist, which are considered to be other-than-temporary, should be recognized in earnings.

If the investment’s fair value is less than the cost of an investment and the Group determines the impairment to be other-than-temporary, the Group recognizes an impairment loss based on the fair value of the investment. To date, the Group has not recorded an other-than-temporary impairment.

(k) Property and Equipment, net

Property and equipment is stated at cost less accumulated depreciation, and is depreciated using the straight-line method over the following estimated useful lives:

Estimated Useful Lives in Years
Leasehold improvements	Shorter of the lease term or expected useful life
Furniture, fixtures, and equipment	3 – 5 years
Motor Vehicles	5 years
Software	2 – 5 years

Gains and losses from the disposal of property and equipment are included in income from operations.

(l) Revenue Recognition

The Group derives revenue primarily from one-time commissions and recurring service fees paid by third-party product providers or underlying corporate borrowers.

The Group recognizes revenues when there is persuasive evidence of an arrangement, service has been rendered, the sales price is fixed or determinable and collectability is reasonably assured. Prior to a client’s purchase of a wealth management product, the Group provides the client with a wide spectrum of consultation services, including product selection, review, risk profile assessment and evaluation and recommendation for the client. Revenues are recorded, net of sales related taxes and surcharges.

One-time Commissions

The Group enters into one-time commission agreements with third-party product providers or underlying corporate borrowers, which specifies the key terms and conditions of the arrangement. Such agreements do not include rights of return, credits or discounts, rebates, price protection or other similar privileges. Upon establishment of a wealth management product, the Group earns a one-time commission from third-party product providers or underlying corporate borrowers, calculated as a percentage of the wealth management products purchased by its clients. The Group defines the “establishment of a wealth management product” for its revenue recognition purpose as the time when both of the following two criteria are met: (1) the Group’s client has entered into a purchase or subscription contract with the relevant product provider and, if required, the client has transferred a deposit to an escrow account designated by the product provider and (2) the product provider has issued a formal notice to confirm the establishment of a wealth management product. Revenue is recorded upon the establishment of the wealth management product, when the provision of service concludes and the fee becomes fixed and determinable, assuming all other revenue recognition criteria have been met, and there are no future obligations or contingencies. Certain contracts require a portion of the payment be deferred until the end of the wealth management products’ life or other specified contingency. In such instances, the Group defers the contingent amount until the contingency has been resolved. A small portion of the Group’s one-time commission arrangements require the provision of certain after sales activities, which primarily relate to disseminating information to clients related to investment performance. The Group accrues the estimated cost of providing these services, which are inconsequential, when the one-time commission is earned as the services to be provided are substantially complete. The Group has historically completed the after sales services in a timely manner and can reliably estimate the remaining costs.

Recurring Service Fees

Recurring service fees from third-party product providers are dependent upon the type of wealth management product the Group’s client purchased and are calculated as either (i) a percentage of the total value of investments in the wealth management products purchased by the Group’s clients, calculated at the establishment date of the wealth management product or (ii) as a percentage of the fair value of the total investment in the wealth management product, calculated daily. As the Group provides these services throughout the contract term, for either method of calculation, revenue is recognized on a daily basis over the contract term, assuming all other revenue recognition criteria have been met. Recurring service agreements do not include rights of return, credits or discounts, rebates, price protection or other similar privileges.

Multiple Element Arrangements

The Group enters into multiple element arrangements when a third-party product provider or underlying corporate borrowers engages it to provide both wealth management marketing and recurring services. The Group has vendor specific objective evidence of fair value for its wealth management marketing services as it provides such services on a stand-alone basis. The Group has not sold its recurring services on a stand-alone basis. However, the fee to which the Group is entitled is consistently priced at a fixed percentage of the management fee obtained by the fund managers irrespective of the fee obtained for the wealth management marketing services. As such, the Group has established fair value as the fixed percentage in such arrangements and believes it represents their best estimate of the selling price at which they would transact if the recurring services were sold regularly on a stand-alone basis. The Group allocates arrangement consideration based on fair value, which is equivalent to the percentages charged for each of the respective units of accounting, as described above. Revenue for the respective units of accounting is also recognized in the same manner as described above. If the estimated selling price for recurring services increased (or decreased) by 1%, the revenue allocated to this revenue element would increase (decrease) by 0.1% to 0.5%.

(m) Business Tax and Related Surcharges

The Group is subject to business tax, education surtax, and urban maintenance and construction tax, on the services provided in the PRC. Business tax and related surcharges are primarily levied based on revenues at rates ranging from 5.35% to 5.65% and are recorded as a reduction of revenues.

(n) Cost of Revenues

Cost of revenue includes salaries and performance-based commissions of relationship managers and expenses incurred in connection with product-specific client meetings and other events.

(o) Income Taxes

Current income taxes are provided for in accordance with the relevant statutory tax laws and regulations.

Deferred income taxes are recognized for temporary differences between the tax basis of assets and liabilities and their reported amounts in the financial statements. Deferred tax assets are reduced by a valuation allowance when, in the opinion of the Group, it is more-likely-than-not that some portion or all of the deferred tax assets will not be realized. The components of the deferred tax assets and liabilities are individually classified as current and non-current based on the characteristics of the underlying assets and liabilities, or the expected timing of their use when they do not relate to a specific asset or liability.

The Group recognizes a tax benefit associated with an uncertain tax position when, in the management’s judgment, it is more likely than not that the position will be sustained upon examination by a taxing authority. For a tax position that meets the more-likely-than-not recognition threshold, the Group initially and subsequently measures the tax benefit as the largest amount that the Group judges to have a greater than 50% likelihood of being realized upon ultimate settlement with a taxing authority. The liability associated with unrecognized tax benefits is adjusted periodically due to changing circumstances, such as the progress of tax audits, case law developments and new or emerging legislation. Such adjustments are recognized entirely in the period in which they are identified. The effective tax rate for the Group includes the net impact of changes in the liability for unrecognized tax benefits and subsequent adjustments as considered appropriate by management. The Group classifies applicable interest and penalties recognized on the liability for unrecognized tax benefits as income tax expense.

(p) Share-Based Compensation

The Group recognizes share-based compensation based on the fair value of equity awards on the date of the grant, with compensation expense recognized using a straight-line vesting method over the requisite service periods of the awards, which is generally the vesting period. The Group estimates the fair value of share options granted using the Black-Scholes option pricing model. The expected term represents the period that share-based awards are expected to be outstanding, giving consideration to the contractual terms of the share-based awards, vesting schedules and expectations of future employee exercise behavior. The computation of expected volatility is based on a combination of the Group’s own historical stock price volatility, historical and implied volatility of comparable companies from a representative peer group based on industry. Management estimates expected forfeitures and recognizes compensation costs only for those share-based awards expected to vest. Amortization of share-based compensation is presented in the same line item in the consolidated statements of operations as the cash compensation of those employees receiving the award.

(q) Government Grants

Government subsidies include cash subsidies received by the Group’s entities in the PRC from local governments for general corporate purposes. Such subsidies allow the Group full discretion in utilizing the funds and are generally provided as incentives for investing in certain local districts. Cash subsidies of $230,547, $172,737 and $562,333 are included in other operating income for the years ended December 31, 2009, 2010 and 2011, respectively. Cash subsidies are recognized when received and when all the conditions for their receipt have been satisfied.

(r) Net Income per Share

Basic net income per share is computed by dividing net income attributable to ordinary shareholders by the weighted average number of common shares outstanding during the period. For the years ended December 31, 2009 and 2010, the Group determined that its Series A convertible redeemable preferred shares were participating securities as they participated in undistributed earnings on the same basis as the ordinary shares. Accordingly, the Group used the two-class method of computing basic earnings per share.

Diluted net income per share is computed by giving effect to all potential dilutive shares, including non-vested restricted shares, options and Series A convertible redeemable preferred shares. For the years ended December 31, 2009 and 2010, diluted net income per share is computed using the more dilutive of the two-class method or the if-converted method.

(s) Operating Leases

Leases where substantially all the rewards and risks of ownership of assets remain with the leasing company are accounted for as operating leases. Certain of the Group’s facility leases provide for a free rent period. Payments made under operating leases are charged to the consolidated statements of operations on a straight-line basis over the lease period.

(t) Foreign Currency Translation

The functional currency of the Company is the United States dollar (“U.S. dollar”) and is used as the reporting currency of the Group. Monetary assets and liabilities of the Group’s PRC entities denominated in currencies other than the U.S. dollar are translated into U.S. dollar at the rates of exchange ruling at the balance sheet date. Equity accounts are translated at historical exchange rates and revenues, expenses, gains and losses are translated using the average rate for the year. Translation adjustments are reported as foreign currency translation adjustment and are shown as a separate component of other comprehensive income in the consolidated statements of changes in equity and comprehensive income.

The financial records of the Group’s PRC entities are maintained in local currencies other than the U.S. dollar, such as Renminbi (“RMB”), which are their functional currencies. Transactions in other currencies are recorded at the rates of exchange prevailing when the transactions occur.

(u) Comprehensive Income

Comprehensive income includes all changes in equity except those resulting from investments by owners and distributions to owners. For the years presented, total comprehensive income included net income and foreign currency translation adjustments.

(v) Reclassification

Amounts in the prior years’ consolidated financial statements are reclassified whenever necessary to conform to the current year’s presentation.

(w) Recently Issued Accounting Pronouncements

On May 12, 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2011-04. The ASU is the result of joint efforts by the FASB and the International Accounting Standards Board (“IASB”) to develop a single, converged fair value framework — that is, converged guidance on how (not when) to measure fair value and on what disclosures to provide about fair value measurements. Thus, there are few differences between the ASU and its international counterpart, IFRS 13. While the ASU is largely consistent with existing fair value measurement principles in U.S. GAAP, it expands ASC 820’s existing disclosure requirements for fair value measurements and makes other amendments. Many of these amendments were made to eliminate unnecessary wording differences between U.S. GAAP and IFRSs. However, some could change how the fair value measurement guidance in ASC 820 is applied. The ASU is effective prospectively for interim and annual periods beginning after December 15, 2011. Early adoption is not permitted. The Group does not believe the adoption of the ASU will have any significant impact on its consolidated financial statements.

On June 16, 2011, the FASB issued ASU 2011-05, which revises the manner in which entities present comprehensive income in their financial statements. The new guidance removes the presentation options in ASC 220 and requires entities to report components of comprehensive income in either (1) a continuous statement of comprehensive income or (2) two separate but consecutive statements. The ASU does not change the items that must be reported in other comprehensive income. With the exception of the indefinite deferral of the provisions that require entities to present, in both net income and OCI, adjustments of items that are reclassified from OCI to net income, for public entities, the amendments are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. Early adoption is permitted. The amendments do not require incremental disclosures in addition to those required by ASC 250 or any transition guidance. The Group does not believe the adoption of the ASU will have any significant impact on its consolidated financial statements.

On December 23, 2011, the FASB issued ASU 2011-12, which indefinitely deferred certain provisions of ASU 2011-05 that required entities to present reclassification adjustments out of accumulated other comprehensive income by component in both the statement in which net income is presented and the statement in which other comprehensive income is presented (for both interim and annual financial statements). During the deferral period, entities would be required to comply with all existing requirements for reclassification adjustments in ASC 220. The effective date of ASU 2011-12 is the same as that for the unaffected provisions of ASU 2011-05. The Group does not believe the adoption of the ASU will have any significant impact on its consolidated financial statements.

Net Income per Share	12 Months Ended
Dec. 31, 2011
Net Income per Share

3. Net Income per Share

The following table sets forth the computation of basic and diluted net income per share attributable to ordinary shareholders:

	Years Ended December 31,
	2009	2010	2011
Net income attributable to ordinary shareholders	$3,440,325	$11,422,021	$23,969,950
Less: Amounts allocated to Series A convertible redeemable preferred shares for participating rights to dividends	(1,192,510)	(2,661,886)	—

Net income attributable to ordinary shareholders—basic and diluted	$2,247,815	$8,760,135	$23,969,950

Weighted average number of ordinary shares outstanding—basic	11,121,164	16,665,918	27,894,953
Plus: share options	47,865	447,139	607,791
Plus: non-vested restricted shares	5,666,350	1,917,055	18,528

Weighted average number of ordinary shares outstanding—diluted	16,835,379	19,030,112	28,521,272

Basic net income per share	$0.20	$0.53	$0.86
Diluted net income per share	$0.13	$0.46	$0.84

Diluted net income per share does not include the following instruments as their inclusion would be antidilutive:

	Years Ended December 31,
	2009	2010	2011
Share options	—	253,100	626,319
Series A convertible redeemable preferred shares	5,900,000	5,900,000	—

	5,900,000	6,153,100	626,319

Investments	12 Months Ended
Dec. 31, 2011
Investments

4. Investments

The following table summarizes the Group’s investment balances:

	As of December 31,
	2010	2011
	$	$
Held-to-maturity securities
- Current	2,272,727	20,714,145
- Non-current	4,445,455	1,892,308

Total	6,718,182	22,606,453

Held-to-maturity securities consist of trust fund securities carried at amortized cost. The Group recorded investment income on the trust funds of $120,766, $225,213 and $1,368,358 for the years ended December 31, 2009, 2010 and 2011, respectively. Interest receivable on the trust funds was $143,188 and $527,771 as of December 31, 2010 and 2011, respectively.

Property and Equipment, Net	12 Months Ended
Dec. 31, 2011
Property and Equipment, Net

5. Property and Equipment, Net

Property and equipment, net consists of the following:

	As of December 31,
	2010	2011
	$	$
Leasehold improvements	702,871	1,754,027
Furniture, fixtures and equipment	957,437	2,425,928
Motor vehicles	234,724	599,433
Software	140,879	655,186

	2,035,911	5,434,574

Less: Accumulated depreciation	(788,546)	(1,806,326)

	1,247,365	3,628,248
Construction in progress	158,882	808,688

	1,406,247	4,436,936

Depreciation expense was $306,097, $390,327 and $1,001,862 for the years ended December 31, 2009, 2010 and 2011, respectively.

Other Current Liabilities	12 Months Ended
Dec. 31, 2011
Other Current Liabilities

6. Other Current Liabilities

Components of other current liabilities are as follows:

	As of December 31,
	2010	2011
	$	$
Accrued expenses	941,536	1,316,086
Accrued professional service fees	272,538	352,892
Deferred tax liabilities	32,295	—
Conference fee payable	436,103	77,457
Other payables	858,058	1,274,447
Payables for the purchase of property and equipment	40,825	510,342
Deferred revenues	597,127	981,340
Other tax payable	653,759	550,386

Total	3,832,241	5,062,950

Deferred revenues represent recurring service fees received in advance of providing services and other income received in advance from depository bank. Accrued expense and other payables mainly consist of payables for membership conference meetings.

Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes

7. Income Taxes

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on its income or capital gains. In addition, the Cayman Islands do not impose withholding tax on dividend payments.

PRC

Under the Law of the People’s Republic of China on Enterprise Income Tax (“New EIT Law”), which was effective from January 1, 2008, domestically-owned enterprises and foreign-invested enterprises are subject to a uniform tax rate of 25%.

The tax expense (benefit) comprises:

	Years Ended December 31,
	2010	2011
	$	$
Current Tax	5,917,179	9,436,752
Deferred Tax	(1,137,870)	(1,657,344)
Exchange Rate Translation	10,780	—

Total	4,790,089	7,779,408

Reconciliation between the statutory tax rate to income before income taxes and the actual provision for income taxes is as follows:

	Years Ended December 31,
	2010	2011
PRC income tax rate	25.00%	25.00%
Expenses not deductible for tax purposes	0.85%	0.27%
Effect of loss on change in fair value of derivative liabilities	(0.54%)	—
Effect of uncertain tax positions	0.60%	0.53%
Effect of share-based compensation	3.40%	1.70%
Effect of different tax rate of subsidiary operation in other jurisdiction	—	(3.22%)
Effect of others	—	0.21%

	29.31%	24.49%

The principal components of the deferred income tax asset and liabilities are as follows:

	As of December 31,
	2010	2011
	$	$
Deferred tax assets:
Accrued expenses	1,149,748	2,489,684
Tax loss carry forward	—	544,771
Unrealized other income	370,944	475,835
Others	60,597	58,040

Gross deferred tax assets	1,581,289	3,568,330
Valuation allowance	—	—

Net deferred tax assets	1,581,289	3,568,330

Analysis as:
Current	1,262,092	3,030,342
Non-current	319,197	537,988

Deferred tax liabilities:
Unrealized investment income	35,797	131,943

Total deferred tax liabilities	35,797	131,943

Analysis as:
Current	32,295	131,943
Non-current	3,502	—

The Group has net operating losses of $2,179,084 as of December 31, 2011, which will expire in 2016.

The Group considers positive and negative evidence to determine whether some portion or all of the deferred tax assets will more likely than not be realized. This assessment considers, among other matters, the nature, frequency and severity of recent losses, forecasts of future profitability, the duration of statutory carry forward periods, the Group’s experience with tax attributes expiring unused and tax planning alternatives. Valuation allowances are established for deferred tax assets based on a more likely than not threshold. The Group’s ability to realize deferred tax assets depends on its ability to generate sufficient taxable income within the carry forward periods provided for in the tax law. The Group believes it is more likely than not that the Group will realize the benefits of these deductible differences. As a result, no valuation allowance was provided as of December 31, 2010 and 2011, respectively.

In accordance with the New EIT Law, dividends, which arise from profits of foreign-invested corporations earned after January 1, 2008, are subject to a 10% withholding income tax. A deferred tax liability should be recognized for the undistributed profits of PRC companies unless the Company has sufficient evidence to demonstrate that the undistributed dividends will be reinvested and the remittance of the dividends will be postponed indefinitely. The Group has both the intent and ability to permanently reinvest undistributed profits of approximately $45.7 million earned from its China subsidiaries. Therefore, no withholding income taxes for undistributed profits on such undistributed profits have been accrued as of December 31, 2011.

The Group recorded an increase of $925,622, nil and nil for uncertain tax positions during the years ended December 31, 2009, 2010 and 2011, respectively. The Company classifies interest and/or penalties related to income tax matters in income tax expense. No interest or penalty as of December 31, 2009 was recorded by the Group. In 2010 and 2011, respectively, the Group accrued interest of $98,579 and $168,926 related to the uncertain tax positions.

During the year ended December 31, 2009, the local tax authority conducted an examination on the income tax returns of one of the Group’s PRC subsidiaries for the years ended December 31, 2007 and 2008. Based on this examination, the Group concluded that uncertain tax positions accrued for as of December 31, 2007 and 2008 were effectively settled and reversed a total of $753,407 in uncertain tax liabilities previously recorded during the years ended December 31, 2007 and 2008.

The Group does not anticipate any significant increases or decreases to its liability for unrecognized tax benefits within the next 12 months. According to PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or withholding agent. The statute of limitations will be extended five years under special circumstances, which are not clearly defined (but an underpayment of tax liability exceeding RMB0.1 million is specifically listed as a special circumstance). In the case of a related party transaction, the statute of limitations is 10 years. There is no statute of limitations in the case of tax evasion.

The movement of the Group’s uncertain tax positions is summarized as follows:

$
Unrecognized tax benefit—December 31, 2008	1,049,962
Gross increases—tax positions in current period	925,622
Settlements	(753,407)
Exchange rate translation	1,073

Unrecognized tax benefit—December 31, 2009	1,223,250
Gross increases—accrued interest in current period	98,579
Settlements	—
Exchange rate translation	42,293

Unrecognized tax benefit—December 31, 2010	1,364,122
Gross increases—accrued interest in current period	168,926
Settlements	—
Exchange rate translation	61,549

Unrecognized tax benefit—December 31, 2011	1,594,597

The Group expects it will decrease its income tax liability by approximately $0.3 million for unrecognized tax benefits within the next 12 months due to the fulfillment of the limitation under the PRC Tax Administration and Collection Law.

Series A Convertible Redeemable Preferred Shares	12 Months Ended
Dec. 31, 2011
Series A Convertible Redeemable Preferred Shares

8. Series A Convertible Redeemable Preferred Shares

On September 3, 2007, the Company issued 2,950,000 Series A convertible redeemable preferred shares (“Series A Shares”) at a price of $1.322 per share for total consideration of $3,900,000. Upon completion of the Group’s IPO in November 2010, the Series A Shares were converted into ordinary shares.

The key terms of the Series A Shares were as follows:

Conversion

Each holder of Series A Shares had the right, at such holder’s sole discretion, to convert all or any portion of the Series A Shares into ordinary shares at any time. The initial conversion price was the issuance price of $1.322 per share ($0.661 post-split), subject to adjustment in the event of (1) stock splits, share combinations, share dividends, recapitalizations and similar events, and (2) issuance of ordinary shares at a price per share less than the conversion price in effect on the date of or immediately prior to such issuance. In that case, the conversion price would have been reduced concurrently to the subscription price of such issuance. The aforementioned provisions are hereinafter referred to as the “Conversion Feature”.

The Series A Shares were automatically convertible into ordinary shares at the then applicable conversion price upon (1) the date specified by written consent or agreement by the holders of at least 60% of the Series A Shares then outstanding; or (2) the closing of a Qualified Initial Public Offering (“QIPO”). A QIPO referred to a firm underwritten public offering of ordinary shares of the Company in the United States Securities Act of 1933 with gross proceeds to the Company in excess of $50,000,000 (prior to underwriters’ discount and commission) and an implied valuation of the Company prior to such offering of at least $300,000,000, or in a similar public offering in another jurisdiction which results the ordinary shares traded publicly on a recognized regional or national securities exchange; provided that such offering satisfies the foregoing gross proceeds and valuation requirements.

The conversion option can only be settled by issuance of ordinary shares except that fractional shares may be settled in cash.

Voting Rights

The holders of Series A Shares were entitled to vote with ordinary shareholders on an as-converted basis.

Dividends

The holders of Series A Shares were entitled to receive out of any funds legally available, when and if declared by the Company’s board of directors, a non-cumulative dividend of 5% per annum in preference to any dividend on any other class or series of shares. No dividends or other distributions (whether in cash, in property, or in shares of the Company) could have been made or declared with respect to any other class or series of shares of the Company unless and until a dividend in like amount was fully paid on all outstanding Series A Shares on an as-converted basis. No dividends could have been declared without the affirmative votes or unanimous written consent of all the directors, including the Series A Shares representatives.

Redemption

At any time after five years from the Series A Shares issue date, at the option of any holder of Series A Shares, the Company may have been required to redeem all, but not less than all, of the Series A Shares by such holder at a redemption price per share equal to the greater of: (1) issue price plus a compounded 5% return per annum, or (2) the fair market value of the Series A Shares.

Liquidation

In the event of any liquidation, dissolution or winding up of the Company, either voluntary or involuntary, the holders of the Series A Shares were entitled to receive, prior to any distribution to the holders of ordinary shares or any other class or series of shares, an amount per share equal to 150% of issue price (the “Preference Amount”). After the Preference Amount was paid, any remaining funds or assets legally available for distribution would have been distributed pro rata among the holders of Series A Shares together with ordinary shares.

In the event of a sale, conveyance or disposition of all or substantially all of the assets of the Company or any PRC subsidiary, (ii) an exclusive licensing of substantially all of the intellectual property of the Company or any PRC subsidiary to any third party; or (iii) a consolidation or merger of the Company or any PRC subsidiary with or into any other company or companies in which the existing shareholders of the Company as of the Series A issuance do not retain a majority of the voting power in the surviving company, the Company was required to pay the amount received by the Company to the holders of the Series A Shares an amount per share equal to (1) 150% of the Series A issue price; or (ii) 100% of the Series A issue price, if the total proceeds received was equal to or more than $81,250,000 (“Put Option”).

Registration Rights

The Series A Shareholders had the following registration rights: (i) demand registration rights, (ii) piggyback registration rights, and (iii) Form S-3 registration rights. The Company was required to use its best effort to affect the registration if requested by the such shareholders, but in no event was it required to transfer consideration to the them if a registration failed or could not have been be maintained effective.

The Group determined that both the Conversion Feature and Put Option were required to be combined as a compound derivative, bifurcated from the Series A Shares and recognized at fair value. The Group recorded a derivative of $147,500 at the issue date and subsequently recognized the increase in fair value of $796,500 as an expense for the year ended December 31, 2009 and recognized the decrease in fair value of $354,000 as income for the year ended December 31, 2010 in the consolidated statements of operations.

Because the Series A Shares were automatically convertible into ordinary shares upon a QIPO, the ability of holders to redeem such shares on or after September 3, 2012 was contingent upon a QIPO not occurring in five years. Upon issuance, the Group deemed redemption to be probable and accreted the Series A Shares to their redemption value. The redemption value for accretion is deemed to be the issue price plus a 5% annual compounded return. The ability to redeem at fair value, to the extent greater than the issue price plus the 5% return, was accounted for separately as part of the bifurcated Conversion Feature. The Group elected to recognize the change in the redemption value immediately as they occurred. As a result, during the years ended December 31, 2009 and 2010, respectively, the Group recognized $208,088 and $108,348 as deemed dividends, which reflects the 5% redemption rate.

In June 2010, the aforementioned redemption provision was modified to remove the option to settle the Series A Shares at fair value and permit redemption only at the issue price plus a compounded 5% return per annum. All other terms remained the same. As a result of the modification, the Group determined that the Conversion Feature and Put Option could no longer be net settled and, as such, would no longer meet all the required criteria to be accounted for as embedded derivatives. Accordingly, the Group derecognized the compound derivative by reclassifying the fair value of the derivative liability as of the modification date of $2,153,500 to additional paid-in-capital as the Group deemed the modification to be a transaction among shareholders.

There were no charges related to the Series A Convertible Redeemable Preferred Shares recorded during the years ended December 31, 2011 as they were converted into ordinary shares upon completion of the Group’s IPO in November 2010.

Fair Value Measurements	12 Months Ended
Dec. 31, 2011
Fair Value Measurements

9. Fair Value Measurements

The Group did not have any assets or liabilities measured at fair value on a recurring basis as of December 31, 2010 and 2011, respectively, nor did it have any assets or liabilities measured at fair value on a non-recurring basis for the years ended December 31, 2010 and 2011.

The Group had derivative liabilities measured at fair value and classified as level 3 fair value measurements in 2010. The following table summarizes the movements of the balance of derivative liabilities:

	00000000	00000000
	Years Ended December 31,
	2010	2011
	$	$
Derivative liabilities
Beginning balance	2,507,500	—
Gain on change in fair value of derivatives liabilities	(354,000)	—
Derecognition upon modification	(2,153,500)	—

Ending balance	—	—

The Group determined the fair value of the derivative liabilities associated with the issuances of the Series A Shares using a “with-and-without” approach which considers the fair value of the Series A Shares with and without the embedded features under analysis. The valuation involved the fair value of ordinary shares and Series A Shares, and the Group’s best estimates of the probability of occurrence of future events, such as a QIPO, redemption and liquidation, on the valuation date. Determining the fair value of ordinary shares and Series A Shares required making complex and subjective judgments. The Group used generally accepted valuation methodologies, including the discounted cash flow approach and the guideline company’s approach, which incorporates certain assumptions including the market performance of comparable listed companies as well as the financial results and growth trends of the Group, to derive the total equity value of the Group. The equity value was then allocated using an option pricing model among the different classes of shares of the Group to determine the fair value of ordinary shares and Series A Shares. The option pricing model considered the Series A Shares and ordinary shares as call options on the Group’s equity value, with strike prices based on the liquidation preference of the Series A Shares. The main inputs to this model included equity value of the Group, exercise values, expected volatility, expected time to expiration and risk free interest rate.

Share-Based Compensation	12 Months Ended
Dec. 31, 2011
Share-Based Compensation

10. Share-Based Compensation

The following table presents the Company’s share-based compensation expense by type of award:

	Years Ended December 31,
	2009	2010	2011
	$	$	$
Share options	133,612	909,446	2,014,692
Non-vested restricted shares	783,000	1,310,721	142,018

Total share-based compensation	916,612	2,220,167	2,156,710

Share Options:

During the year ended December 31, 2008, the Company adopted the Noah Holdings Limited Share Incentive Plan (the “2008 Plan”), which allows the Company to offer a variety of share-based incentive awards to the Group’s employees, officers, directors and individual consultants who render services to the Group. Under the 2008 Plan, the maximum number of shares that may be issued shall not exceed 8% of the shares in issue on the date the offer of the grant of an option is made. During the year ended December 31, 2010, the Company adopted its 2010 share incentive plan (the “2010 Plan”). Under the 2010 plan, the maximum number of shares in respect of which options, restricted shares, or restricted share units may be granted will be 10% of the Company’s current outstanding share capital, or 2,315,000 shares. Options have a ten-year life and generally vest 25% on the first anniversary of the grant date with the remaining 75% vesting ratably over the following 36 months.

The weighted-average grant-date fair value of options granted during the years ended December 31, 2009, 2010 and 2011 was $3.98, $5.62 and $12.09 per share, respectively. There were nil, nil and 66,961 options exercised during the years ended December 31, 2009, 2010 and 2011, respectively.

The Group uses the Black-Scholes pricing model and the following assumptions to estimate the fair value of the options granted:

	2009	2010	2011
Average risk-free rate of return	4.14%	2.63%	2.52%
Weighted average expected option life	6 years	6 years	6 years
Estimated volatility	45.1%	49.6%	49.7%
Average dividend yield	Nil	Nil	Nil

The following table summarizes option activity during 2011:

	Number of options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value of Options
		$		$
Outstanding as of January 1, 2011	1,078,600	8.15
Granted	406,200	20.36
Exercised	(66,961)	4.19
Forfeited	(64,780)	13.36

Outstanding as of December 31, 2011	1,353,059	11.81	8.6 years	5,363,441

Vested and expected to vest as of December 31, 2011	1,246,711	11.55	8.6 years	5,131,110

Exercisable as of December 31, 2011	349,919	6.48	7.9 years	2,403,122

As of December 31, 2011, there was $8,129,743 of total unrecognized compensation expense related to unvested share options, which is expected to be recognized over a weighted-average period of 2.53 years.

Non-vested Restricted Shares:

On September 3, 2007, concurrent with the issuance of Series A Shares, four of the Founders, who are also key members of Group management, entered into an arrangement whereby all of their 10,800,000 ordinary shares became subject to transfer restrictions. In addition, such shares were subject to repurchase by the Company or, in certain circumstances, the holders of Series A Shares, upon voluntary or involuntary termination of employment by those Founders (the “Repurchase Right”). The Repurchase Right terminated over the four years, commencing September 3, 2007 in the following manner: (i) 25% on the first anniversary of Series A offering; (ii) for the remaining 75%, in 36 equal monthly installments thereafter. The repurchase price was the par value of the ordinary shares. Those Founders retained the voting rights of such non-vested restricted shares and any additional securities or cash received as the result of ownership of such shares, such as a share dividend, became subject to restriction in the same manner. This arrangement was accounted for as a reverse stock split followed by the grant of a restricted stock award under a performance-based plan. Accordingly, the Group measured the fair value of the non-vested restricted shares as of September 3, 2007 and was recognizing the amount as compensation expense over the four year deemed service period using a graded vesting attribution model for each separately vesting portion of the non-vested restricted shares. In June 2010, the Repurchase Right was removed and the unrecognized share-based compensation of $919,221 was immediately recognized as an expense in the consolidated statements of operations.

On October 18, 2010, the Group granted 150,000 restricted shares to one executive officer to replace options previously granted under the 2008 Plan. The purchase price of the restricted shares of $5.58 per share is payable at the time of vesting, which was also the exercise price of the options that were replaced. The vesting and other requirements imposed on the restricted shares were the same as under the original option grant. As a result, the Group is accounting for the restricted shares as options. The modification did not result in any incremental compensation expense.

A summary of non-vested restricted share activity during the year ended December 31, 2011 is presented below:

Non-vested restricted shares	Number of non-vested restricted shares	Weighted-average grant-date fair value
		$
Non-vested as of January 1, 2011	150,000	3.95
Vested	(65,625)	3.95

Non-vested as of December 31, 2011	84,375	3.95

The total fair value of non-vested restricted shares vested in 2009, 2010 and 2011 was $783,000, $1,370,250 and $259,219, respectively.

The fair value of non-vested restricted shares was computed based on the fair value of the Group’s ordinary shares on the grant date. As of December 31, 2011, there was $333,281 in total unrecognized compensation expense related to such non-vested restricted shares, which is expected to be recognized over a weighted-average period of 1.58 years.

The process used to estimate the fair value of the Company’s ordinary shares is described in Note 9.

Employee Benefit Plans	12 Months Ended
Dec. 31, 2011
Employee Benefit Plans

11. Employee Benefit Plans

Full time employees of the Group in the PRC participate in a government-mandated multi-employer defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees. PRC labor regulations require the Group to accrue for these benefits based on a certain percentage of the employees’ salaries. The total contribution for such employee benefits were $627,921, $758,287 and $874,291 for the years ended December 31, 2009, 2010 and 2011, respectively. The Group has no ongoing obligation to its employees subsequent to its contributions to the PRC plan.

Distribution of Profits	12 Months Ended
Dec. 31, 2011
Distribution of Profits

12. Distribution of Profits

Pursuant to the relevant laws and regulations in the PRC applicable to foreign-investment corporations and the Articles of Association of the Group’s PRC subsidiaries, the Group is required to maintain a statutory reserve (“PRC statutory reserve”): a general reserve fund, which is non-distributable. The Group’s PRC subsidiaries are required to transfer 10% of their profit after taxation, as reported in their PRC statutory financial statements, to the general reserve fund until the balance reaches 50% of their registered capital. At their discretion, the PRC subsidiaries may allocate a portion of its after-tax profits based on PRC accounting standards to staff welfare and bonus funds. The general reserve fund may be used to make up prior year losses incurred and, with approval from the relevant government authority, to increase capital. PRC regulations currently permit payment of dividends only out of the Group’s PRC subsidiaries’ accumulated profits as determined in accordance with PRC accounting standards and regulations. The general reserve fund amounted to $1,470,688 and $1,590,077 as of December 31, 2010 and 2011, respectively. The Group has not allocated any of its after-tax profits to the staff welfare and bonus funds for any period presented.

In addition, the share capital of the Company’s PRC subsidiaries of $7,476,898 and $30,476,898 as of December 31, 2010 and 2011, respectively, was considered restricted due to restrictions on the distribution of share capital.

As a result of these PRC laws and regulations, the Company’s PRC subsidiaries are restricted in their ability to transfer a portion of their net assets, including general reserve and registered capital, either in the form of dividends, loans or advances. Such restricted portion amounted to $8,947,586 and $32,066,975 as of December 31, 2010 and 2011, respectively.

No dividends were declared in 2009, 2010 and 2011.

Segment Information	12 Months Ended
Dec. 31, 2011
Segment Information

13. Segment Information

The Group uses the management approach to determine operating segments. The management approach considers the internal organization and reporting used by the Group’s chief operating decision maker (“CODM”) for making decisions, allocating resources and assessing performance. The Group’s CODM has been identified as the chief executive officer, who reviews consolidated and segment results when making decisions about allocating resources and assessing performance of the Group.

Prior to 2010, the Group had four reporting segments: (1) Headquarters, (2) Shanghai office, (3) Yangtze River delta offices other than Shanghai and (4) other offices.

In 2010, the Group modified the operating segment information reviewed by CODM whereby the CODM only reviews the consolidated results of operations. The Group believes it operates in a sole segment, which is value-added, independent wealth management consulting services. Segment information for all prior periods has been restated to reflect the current segment reporting structure.

Service Lines

Details of revenue by type of service are as follows:

	Years Ended December 31,
	2009	2010	2011
	$	$	$
One-time commissions	11,443,762	29,248,348	49,624,166
Recurring services fee	3,120,470	8,615,211	22,539,160

Net revenues	14,564,232	37,863,559	72,163,326

Substantially all of the Group’s revenues are derived from, and its assets are located in, the PRC.

Related Party Transactions	12 Months Ended
Dec. 31, 2011
Related Party Transactions

14. Related Party Transactions

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operational decisions. Parties are also considered to be related if they are subject to common control or common significant influence. Related parties may be individuals or corporate entities.

The table below sets forth major related parties and their relationships with the Group:

Company Name	Relationship with the Group
Tianjin Sequoia Capital Investment Fund (limited partnership).	Affiliate of shareholder of the Company

Sequoia Capital Investment Management (Tianjin) Co., Ltd.	Affiliate of shareholder of the Company

Tianjin Gefeixin Equity Investment Partnership (limited partnership)	Investee of Tianjin Gefei Asset Management Co., Ltd., a subsidiary of the Company

Tianjin Gefeitaimei Equity Investment Partnership (limited partnership)	Investee of Tianjin Gefei Asset Management Co., Ltd., a subsidiary of the Company

Tianjin Gefeijiye Equity Investment Partnership (limited partnership)	Investee of Tianjin Gefei Asset Management Co., Ltd., a subsidiary of the Company

Tianjin Gefeixingye Equity Investment Partnership (limited partnership)	Investee of Tianjin Gefei Asset Management Co., Ltd., a subsidiary of the Company

Tianjin Gefeijia’an Equity Investment Partnership (limited partnership)	Investee of Tianjin Gefei Asset Management Co., Ltd., a subsidiary of the Company

Kunshan Gefeijiahui Equity Investment Center (limited partnership)	Investee of Tianjin Gefei Asset Management Co., Ltd., a subsidiary of the Company

Kunshan Gefeijinyong Equity Investment Center (limited partnership)	Investee of Tianjin Gefei Asset Management Co., Ltd., a subsidiary of the Company

Kunshan Jingzhao Equity Investment Management Limited (“Kunshan Jingzhao”)	Investee of Tianjin Gefei Asset Management Co., Ltd., a subsidiary of the Company

Kunshan Jingzhaojiushi Investment Center (limited partnership)	Investee of Kunshan Jingzhao

Kunshan Jingzhaojiutian Investment Center (limited partnership)	Investee of Kunshan Jingzhao

During the years ended December 31, 2009, 2010 and 2011, significant related party transactions were as follows:

	Years Ended December 31
	2009	2010	2011
	$	$	$
One-time commissions
Tianjin Sequoia Capital Investment Fund (limited partnership).	—	4,471,209	410,755
Tianjin Gefeixin Equity Investment Partnership (limited partnership)	—	726,857	—
Tianjin Gefeijiye Equity Investment Partnership (limited partnership)	—	796,436	—
Tianjin Gefeixingye Equity Investment Partnership (limited partnership)	—	175,656	258,756
Kunshan Gefeijiahui Equity Investment Center (limited partnership)	—	—	167,552
Kunshan Gefeijinyong Equity Investment Center (limited partnership)	—	—	168,284
Kunshan Jingzhao Equity Investment Management Limited	—	—	1,593,995
Kunshan Jingzhaojiushi Investment Center (limited partnership)	—	—	252,269
Kunshan Jingzhaojiutian Investment Center (limited partnership)	—	—	141,705
Financial products invested by the Group and affiliates	—	313,473	1,044,942
Recurring services fee
Sequoia Capital Investment Management (Tianjin) Co., Ltd.	1,145,535	2,076,936	5,947,099
Tianjin Gefeixin Equity Investment Partnership (limited partnership)	—	294,586	631,694
Tianjin Gefeijiye Equity Investment Partnership (limited partnership)	—	12,083	447,411
Tianjin Gefeitaimei Equity Investment Partnership (limited partnership)	—	22,558	66,136
Tianjin Gefeixingye Equity Investment Partnership (limited partnership)	—	2,187	256,949
Kunshan Gefeijiahui Equity Investment Center (limited partnership)	—	—	146,117
Kunshan Gefeijinyong Equity Investment Center (limited partnership)	—	—	1,844
Kunshan Jingzhao Equity Investment Management Limited	—	—	350,316
Kunshan Jingzhaojiushi Investment Center (limited partnership)	—	—	93,209
Kunshan Jingzhaojiutian Investment Center (limited partnership)	—	—	79,275
Financial products invested by the Group and affiliates	—	176,688	665,769

Total	1,145,535	9,068,669	12,724,077

As of December 31, 2010 and 2011, amounts due from related parties resulting from the above transactions were comprised of the following:

	As of December 31,
	2010	2011
	$	$
Tianjin Gefeitaimei Equity Investment Partnership (limited partnership)	22,748	—
Tianjin Gefeijiye Equity Investment Partnership (limited partnership)	815,342	—
Tianjin Gefeixingye Equity Investment Partnership (limited partnership)	179,344	—
Kunshan Jingzhaojiushi Investment Center (limited partnership)	—	841,323
Kunshan Jingzhaojiutian Investment Center (limited partnership)	—	715,550
Kunshan Gefeijinyong Equity Investment Center (limited partnership)	—	175,595
Others	—	1,937

Total	1,017,434	1,734,405

Commitments and Contingencies	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies

15. Commitments and Contingencies

(a) Operating Leases

The Group leases its facilities under non-cancelable operating leases expiring at various dates through the year 2014.

Future minimum lease payments under non-cancelable operating lease agreements as of December 31, 2011 were as follows:

Year Ended December 31	$
2012	3,876,255
2013	2,497,244
2014	1,119,584

Total	7,493,083

Rental expenses were $1,290,100, $2,005,194 and $3,681,838 during the years ended December 31, 2009, 2010 and 2011, respectively.

Subsequent Events	12 Months Ended
Dec. 31, 2011
Subsequent Events

16. Subsequent Events

On January 16, 2012, the Company’s Board of Directors approved a modification of the exercise price for 659,300 options, which ranged from $17.10 to $20.50, to $12.12 per ordinary share respectively, or US$6.06 per ADS with other terms and conditions unchanged.

On February 28, 2012, the Company announced its first annual cash dividend of US$0.14 per ADS, or $0.28 per ordinary share. The annual dividend was paid on or about April 15, 2012 to holders of ordinary shares (which would include holders of ADSs) of record as of the close of business on March 30, 2012.

In March 2012, Noah Investment acquired the 100% equity interest of Tianjin Gefei from Noah Yuanzheng at cost and became the sole shareholder of Tianjin Gefei.